SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS - Valuation of options and warrants (Details)	12 Months Ended
	Dec. 31, 2024 Y £ / shares	Dec. 31, 2023 Y £ / shares
SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS
Grant date share price	£ 0.115	£ 140
Exercise price	£ 0.1125	£ 0.13
Volatility	113.00%	187.00%
Life | Y	5	10
Risk Free interest rate	3.90%	3.40%
Dividend yield	0.00%	0.00%